ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 09, 2025	Feb. 03, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, par value	$ 0		$ 0.0001
Preferred stock, shares issued	22,268,895			3,084,532
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares issued	5,500,000
Series C Preferred Stock [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, stated value		$ 5,500,000